Employee Savings and Pension Plan - Summary of Target and Weighted-Average Plan Asset Allocation (Details)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	100.00%
Weighted Average
Defined Benefit Plan Disclosure [Line Items]
Weighted-Average Asset Allocation	100.00%	100.00%
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	38.50%	40.00%	70.00%
Equity securities | Weighted Average
Defined Benefit Plan Disclosure [Line Items]
Weighted-Average Asset Allocation	39.00%	38.90%
Debt securities
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	61.50%	60.00%	30.00%
Debt securities | Weighted Average
Defined Benefit Plan Disclosure [Line Items]
Weighted-Average Asset Allocation	60.80%	61.00%
Cash
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	0.00%
Cash | Weighted Average
Defined Benefit Plan Disclosure [Line Items]
Weighted-Average Asset Allocation	0.20%	0.10%